GOODWILL (Tables)	12 Months Ended
Feb. 28, 2018
Goodwill, Impaired, Accumulated Impairment Loss [Abstract]
Schedule of Goodwill [Table Text Block]
Changes in the carrying amount of goodwill for the years ended February 28, 2017 and February 28, 2018 consisted of the following:

	As of	As of
	February 28,	February 28,
	2017	2018

Beginning balance	$88,546,783	$268,686,951
Addition (Note 3)	184,580,094	12,621,874
Impairment	(1,524,266)	(1,524,266)
Exchange difference	(4,439,926)	11,597,570
Goodwill, net	$267,162,685	$291,382,129